Change in Working Capital - Summary of Change in Working Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Change In Working Capital [abstract]
Inventories	$ 15.3	$ (153.1)	$ (195.1)
Trade and other receivables	(96.8)	(61.4)	38.5
Trade and other payables	95.4	15.4	22.4
Total change in working capital	$ 13.9	$ (199.1)	$ (134.2)